Contributed Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Details Shares Issued
(1)	Details of share capital as of December 31, 2024 and 2025 are as follows:

	2024
	Shares authorized	Shares issued	Par value per share (in won)		Owned by government(*)	Owned by others	Total

	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of W1,056,176 million is included.

	2025
	Shares authorized	Shares issued	Par value per share (in won)		Owned by government(*)	Owned by others	Total

	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of W1,056,176 million is included.

Summary of Details in Number of Outstanding Capital Stock
(2)	Details in number of outstanding capital stock for the years ended December 31, 2024 and 2025 are as follows.

	2024	2025

	Number of shares
Beginning balance	641,964,077	641,964,077

Ending balance	641,964,077	641,964,077

Summary of Share Premium
(3)	Details of share premium as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Share premium	￦	843,758	843,758